Transfers of Receivables - Financial Performance Related to Securitizations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Securitization Transactions [Line Items]
Interest expense	$ 725	$ 697	$ 687	$ 646	$ 597	$ 582	$ 599	$ 638	$ 2,755	$ 2,416	$ 2,656
Securitization Transactions [Member]
Securitization Transactions [Line Items]
Interest expense									773	630	595
Securitization Transactions [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Securitization Transactions [Line Items]
Interest expense									671	541	504
Securitization Transactions [Member] | Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Securitization Transactions [Line Items]
Interest expense									$ 102	$ 89	$ 91